Loans and Allowance for Credit Losses - Commercial Real Estate Loans by Property Type and Geography Excluding Covered Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 42,795	$ 39,885
Commercial real estate, percentage	100.00%	100.00%
California [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	10,545	9,148
Commercial real estate, percentage	24.60%	22.90%
Colorado [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,955	1,781
Commercial real estate, percentage	4.60%	4.50%
Illinois [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	2,153	1,586
Commercial real estate, percentage	5.00%	4.00%
Minnesota [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	2,031	2,052
Commercial real estate, percentage	4.70%	5.20%
Missouri [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,453	1,573
Commercial real estate, percentage	3.40%	3.90%
Ohio [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,391	1,491
Commercial real estate, percentage	3.30%	3.70%
Oregon [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	2,012	1,999
Commercial real estate, percentage	4.70%	5.00%
Washington [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	3,501	3,548
Commercial real estate, percentage	8.20%	8.90%
Wisconsin [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	2,293	2,410
Commercial real estate, percentage	5.40%	6.00%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	2,202	2,237
Commercial real estate, percentage	5.10%	5.60%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,764	1,718
Commercial real estate, percentage	4.10%	4.30%
Idaho, Montana, Wyoming [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,319	1,265
Commercial real estate, percentage	3.10%	3.20%
Arizona, Nevada, New Mexico, Utah [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	3,383	3,214
Commercial real estate, percentage	7.90%	8.10%
Total Banking Region [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	36,002	34,022
Commercial real estate, percentage	84.10%	85.30%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	3,656	3,178
Commercial real estate, percentage	8.60%	8.00%
All Other States [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	3,137	2,685
Commercial real estate, percentage	7.30%	6.70%
Total Outside Company's Banking Region [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	6,793	5,863
Commercial real estate, percentage	15.90%	14.70%
Business Owner Occupied [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	11,535	11,223
Commercial real estate, percentage	26.90%	28.10%
Industrial Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,582	1,567
Commercial real estate, percentage	3.70%	3.90%
Office Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	5,680	5,173
Commercial real estate, percentage	13.30%	13.00%
Retail Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	4,896	4,503
Commercial real estate, percentage	11.40%	11.30%
Other Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	4,670	4,253
Commercial real estate, percentage	10.90%	10.70%
Multi-Family [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	8,548	7,886
Commercial real estate, percentage	20.00%	19.80%
Hotel/Motel [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	3,624	3,251
Commercial real estate, percentage	8.50%	8.10%
Residential Homebuilders [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,996	1,728
Commercial real estate, percentage	4.70%	4.30%
Health Care Facilities [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 264	$ 301
Commercial real estate, percentage	0.60%	0.80%